RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2016
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
25. RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only from their retained earnings, if any, determined in accordance with PRC GAAP. In addition, the Company’s subsidiary, VIE and VIE’s subsidiaries in China are required to make annual appropriations of 10% of after-tax profit to general reserve fund or statutory surplus fund. As a result of these PRC laws and regulations, the Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their abilities to transfer net assets to the Company in the form of dividends, loans or advances. Total restricted net assets of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries were US$108,870 or 23% of the Company’s total consolidated net assets as of December 31, 2016. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIE and VIE’s subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.